Principal Accounting Policies - Additional Information (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Millions						1 Months Ended				12 Months Ended
	Feb. 05, 2024 GBP (£)	Feb. 05, 2024 USD ($) $ / shares shares	Nov. 30, 2021	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($) $ / shares shares	Jan. 31, 2024 GBP (£)	Jan. 31, 2024 USD ($)	Aug. 31, 2022 GBP (£)	Aug. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£) Segment £ / shares shares	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2020 USD ($) shares
Significant Accounting Policies [Line Items]
Loss for the year after taxation | £										£ 43,267		£ 40,489		£ 39,410
Accumulated losses | £										304,612		263,263
Cash outflows from operating activities | £										(39,350)		(45,456)		6,806
Upfront payments received | £										64,071		72,349		£ 76,748
Milestone payment received										£ 3,200	$ 4.0	£ 1,500	$ 2.0
Number of shares issued | shares										118,846,966		107,808,472		89,784,720			118,846,966	89,784,720	83,306,259	83,306,259
Par value | £ / shares										£ 0.05		£ 0.05		£ 0.05
Cash and cash equivalents										£ 54,031		£ 54,816		£ 73,537			$ 68.8		£ 27,449
Aggregate gross proceeds from underwritten offering								£ 46,400	$ 56.5	25,500	$ 32.2
Underwriting discounts, commissions and estimated offering expenses								£ 3,300	$ 4.1	£ 1,000
Number of reportable segment | Segment										1	1
Percentage of revenue increased										0.80%	0.80%
Percentage of estimated costs increased										10.00%	10.00%
Performance Obligations With Hansoh
Significant Accounting Policies [Line Items]
Upfront payments received																		$ 16.0
Standalone selling price per target											$ 16.0
Upfront payments																	$ 4.0
Global target on benchmarking exercise											8.0
Performance Obligations With Mallinckrodt
Significant Accounting Policies [Line Items]
Upfront payments received																$ 20.0
Standalone selling price per target																$ 20.0
Performance Obligations With AstraZeneca
Significant Accounting Policies [Line Items]
Upfront payments received																		60.0		$ 60.0
Standalone selling price per target											$ 60.0
Top of Range
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life										15 years	15 years
Top of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life										15 years	15 years
Top of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment										10 years	10 years
Bottom of Range
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life										10 years	10 years
Percentage of share capital of another entity										90.00%	90.00%
Bottom of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life										10 years	10 years
Bottom of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment										3 years	3 years
AstraZeneca collaboration
Significant Accounting Policies [Line Items]
Upfront payments received														30,800				40.0
Milestone payment received										£ 7,900	$ 10.0
Hansoh collaboration
Significant Accounting Policies [Line Items]
Upfront payments received														£ 10,700				$ 16.0
Milestone payment received										£ 3,200	$ 4.0
Private Placement
Significant Accounting Policies [Line Items]
Aggregate gross proceeds of private placement				£ 33,000	$ 45.0
Placement agent fees and other expenses | £				£ 2,400
Private Placement | Disposal of Major Subsidiary
Significant Accounting Policies [Line Items]
Aggregate gross proceeds of private placement							$ 20.0
Additional proceeds of private placement						£ 15,700	20.0
Placement agent fees and other expenses						£ 500	$ 0.6
Private Placement | Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Aggregate gross proceeds of private placement	£ 94,500	$ 120.0
Placement agent fees and other expenses | £	£ 5,700
American Depositary Shares
Significant Accounting Policies [Line Items]
Number of shares issued | shares										39,615,655		35,936,157		29,928,240			39,615,655	29,928,240
Stock conversion ratio			0.003							0.003	0.003
American Depositary Shares | Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Proceeds from private placement															$ 45.0
Proceeds from private placement, net of expenses														£ 30,800	$ 42.0
American Depositary Shares | Private Placement
Significant Accounting Policies [Line Items]
Number of shares issued | shares					2,022,218
Stock conversion ratio				0.003	0.003
Description of transactions after reporting period that significantly change number of ordinary shares	On February 5, 2024 the Group announced a private placement of 5,714,286 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $21.00 per ADS, with new and existing institutional and accredited investors (the “Private Placement”).	On February 5, 2024 the Group announced a private placement of 5,714,286 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $21.00 per ADS, with new and existing institutional and accredited investors (the “Private Placement”).
Par value | $ / shares					$ 22.5
American Depositary Shares | Private Placement | Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Number of shares issued | shares		5,714,286
Stock conversion ratio	0.003	0.003
Par value | $ / shares		$ 21